Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales Contributed by Each Segment (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Percentage of sales	100.00%	100.00%	100.00%
Greens Creek [Member]
Segment Reporting Information [Line Items]
Percentage of sales	53.70%	46.60%	47.60%
Lucky Friday [Member]
Segment Reporting Information [Line Items]
Percentage of sales	16.30%	20.60%	16.30%
Keno Hill [Member]
Segment Reporting Information [Line Items]
Percentage of sales	5.00%	0.00%	0.00%
Casa Berardi [Member]
Segment Reporting Information [Line Items]
Percentage of sales	24.90%	32.70%	30.40%
Other Segments [Member]
Segment Reporting Information [Line Items]
Percentage of sales	0.10%	0.10%	5.70%